UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,003.30	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.37%
Actual		$ 1,000.00	$ 1,001.90	$ 6.80
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class B	1.92%
Actual		$ 1,000.00	$ 999.00	$ 9.52
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.89%
Actual		$ 1,000.00	$ 999.70	$ 9.37
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,003.90	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	6.5	3.6
eBay, Inc.	5.7	3.2
Advance Auto Parts, Inc.	4.5	3.2
Cerner Corp.	3.7	3.4
Hasbro, Inc.	3.6	2.7
Vertex Pharmaceuticals, Inc.	2.9	0.0
Reinsurance Group of America, Inc.	2.6	2.2
Old Republic International Corp.	2.0	1.6
Eldorado Gold Corp.	1.9	1.4
Allscripts-Misys Healthcare Solutions, Inc.	1.9	1.5
	35.3
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.8	19.4
Information Technology	19.8	19.1
Health Care	19.6	16.0
Financials	11.4	9.0
Materials	9.6	5.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 98.9%		Stocks 88.7%
	Bonds† 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 11.3%
* Foreign investments	25.1%	** Foreign investments	25.3%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.8%
Auto Components - 0.6%
Amerigon, Inc. (a)	188,498	$ 1,391,115
Autoliv, Inc.	30	1,436
Fuel Systems Solutions, Inc. (a)(d)	476,855	12,374,387
Minth Group Ltd.	38,000	44,900
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	433,893
		14,245,731
Automobiles - 0.1%
Geely Automobile Holdings Ltd. (d)	7,485,000	2,268,310
Diversified Consumer Services - 0.8%
Bridgepoint Education, Inc. (a)(d)	1,106,500	17,493,765
MegaStudy Co. Ltd.	1,778	234,679
Pre-Paid Legal Services, Inc. (a)(d)	18,600	846,114
		18,574,558
Hotels, Restaurants & Leisure - 0.8%
Interval Leisure Group, Inc. (a)	35,207	438,327
Jollibee Food Corp.	200	303
Kappa Create Co. Ltd. (d)	230,350	4,677,592
Little Sheep Group Ltd.	1,776,000	1,063,420
Minor International PCL (For. Reg.) warrants 5/18/13 (a)	46,442	3,401
Sonic Corp. (a)	293,128	2,271,742
Starbucks Corp.	234,200	5,691,060
Starwood Hotels & Resorts Worldwide, Inc.	127,742	5,292,351
TAJ GVK Hotels & Resorts Ltd.	58,333	205,663
		19,643,859
Household Durables - 0.1%
Tupperware Brands Corp.	88,344	3,520,508
Internet & Catalog Retail - 6.7%
Drugstore.com, Inc. (a)	1,267,203	3,902,985
Netflix, Inc. (a)(d)	1,409,510	153,143,253
		157,046,238
Leisure Equipment & Products - 3.6%
Hasbro, Inc.	2,074,539	85,263,553
Media - 1.9%
Den Networks Ltd.	1,162,470	5,067,099
Entertainment Network (India) Ltd. (a)	23,177	124,338
Proto Corp.	17,900	681,927
The Walt Disney Co.	1,178,013	37,107,410
Value Line, Inc.	61,454	1,114,776
		44,095,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Clicks Group Ltd.	117,991	$ 521,839
Golden Eagle Retail Group Ltd. (H Shares)	74,000	154,501
		676,340
Specialty Retail - 7.9%
Advance Auto Parts, Inc.	2,124,032	106,583,926
Hot Topic, Inc.	989,780	5,028,082
Inditex SA	213	12,145
Ross Stores, Inc.	547,454	29,173,824
Sally Beauty Holdings, Inc. (a)(d)	3,306,434	27,112,759
SAZABY, Inc.	184,600	2,857,438
TJX Companies, Inc.	323,864	13,586,095
Tsutsumi Jewelry Co. Ltd.	33,400	710,640
		185,064,909
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,612	75,232
Daphne International Holdings Ltd.	5,544,000	5,614,642
Shenzhou International Group Holdings Ltd.	1,602,000	1,828,957
		7,518,831
TOTAL CONSUMER DISCRETIONARY		537,918,387
CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	451,531	19,126,853
Food & Staples Retailing - 2.7%
BJ's Wholesale Club, Inc. (a)	320,821	11,873,585
Daikokutenbussan Co. Ltd.	32,400	986,314
Heng Tai Consumables Group Ltd. (d)	34,066,730	3,029,808
Kroger Co.	1,080,837	21,281,681
Wal-Mart Stores, Inc.	546,400	26,265,448
		63,436,836
Food Products - 1.1%
Britannia Industries Ltd.	10,968	436,797
Campbell Soup Co.	149,814	5,367,836
Toyo Suisan Kaisha Ltd.	7,000	167,101
Want Want China Holdings Ltd.	22,523,000	18,906,927
		24,878,661
Personal Products - 0.2%
China-Biotics, Inc. (a)(d)	70,100	912,001
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Concern Kalina OJSC sponsored ADR	30,300	$ 536,741
Hengan International Group Co. Ltd.	35,500	287,468
USANA Health Sciences, Inc. (a)(d)	114,648	4,188,091
		5,924,301
TOTAL CONSUMER STAPLES		113,366,651
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
Dresser-Rand Group, Inc. (a)	468,862	14,792,596
Ensco International Ltd. ADR	746,301	29,314,703
Helix Energy Solutions Group, Inc. (a)	433,434	4,668,084
Nabors Industries Ltd. (a)	1,973,567	34,774,251
Newpark Resources, Inc. (a)	1,748,991	10,581,396
Noble Corp.	70,600	2,182,246
Parker Drilling Co. (a)	2,581,558	10,197,154
Patterson-UTI Energy, Inc.	3,229,215	41,559,997
Weatherford International Ltd. (a)	13,300	174,762
		148,245,189
Oil, Gas & Consumable Fuels - 0.1%
Marathon Oil Corp.	82,200	2,555,598
Plains Exploration & Production Co. (a)	16,919	348,701
		2,904,299
TOTAL ENERGY		151,149,488
FINANCIALS - 11.4%
Capital Markets - 1.5%
Janus Capital Group, Inc.	1,341,251	11,910,309
Marusan Securities Co. Ltd.	1,124,000	6,430,447
Northern Trust Corp.	210,766	9,842,772
SEI Investments Co.	345,059	7,025,401
		35,208,929
Commercial Banks - 1.3%
Aozora Bank Ltd.	573,000	742,185
Bank of Baroda	206,102	3,090,497
Sumitomo Mitsui Financial Group, Inc.	316,800	8,967,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Jammu & Kashmir Bank Ltd.	101	$ 1,788
Union Bank of India	2,661,607	17,882,513
		30,684,693
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,646	3,581,257
ICRA Ltd.	311	7,878
		3,589,135
Insurance - 7.5%
Admiral Group PLC	88,472	1,852,250
CNinsure, Inc. ADR	51,996	1,348,776
Lincoln National Corp.	152,733	3,709,885
Old Republic International Corp.	3,910,286	47,431,769
Presidential Life Corp.	345,741	3,146,243
Progressive Corp.	788,056	14,752,408
Protective Life Corp.	637,783	13,642,178
Reinsurance Group of America, Inc.	1,328,032	60,704,343
The Chubb Corp.	589,541	29,482,945
		176,070,797
Real Estate Management & Development - 1.0%
Goldcrest Co. Ltd.	205,470	3,551,777
Hang Lung Properties Ltd.	449,000	1,717,456
Iguatemi Empresa de Shopping Centers SA	515,700	9,010,292
Kenedix, Inc. (a)(d)	12,484	2,056,330
Songbird Estates PLC Class B (a)	1,408	3,221
SPG Land (Holdings) Ltd.	690,850	284,319
Wharf Holdings Ltd.	1,231,000	5,963,850
Yanlord Land Group Ltd.	820,000	1,004,026
		23,591,271
TOTAL FINANCIALS		269,144,825
HEALTH CARE - 19.6%
Biotechnology - 4.4%
3SBio, Inc. sponsored ADR (a)	184,299	2,143,397
Abcam PLC	167,000	3,031,189
AMAG Pharmaceuticals, Inc. (a)(d)	486,232	16,702,069
Dendreon Corp. (a)	100	3,233
ImmunoGen, Inc. (a)	70,494	653,479
Myriad Genetics, Inc. (a)	632,633	9,457,863
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nanosphere, Inc. (a)	210,668	$ 918,512
Sangamo Biosciences, Inc. (a)(d)	218,068	809,032
Vertex Pharmaceuticals, Inc. (a)	2,078,073	68,368,602
Zeltia SA (a)	70,700	274,012
		102,361,388
Health Care Equipment & Supplies - 3.5%
CareFusion Corp. (a)	33,200	753,640
Edwards Lifesciences Corp. (a)	464,144	26,001,347
Genmark Diagnostics, Inc.	72,600	320,892
Kinetic Concepts, Inc. (a)	663,960	24,241,180
Masimo Corp.	185,273	4,411,350
MELA Sciences, Inc. (a)(d)	193,169	1,437,177
Mingyuan Medicare Development Co. Ltd.	14,350,000	1,602,352
Nobel Biocare Holding AG (Switzerland)	240,102	4,133,199
Quidel Corp. (a)(d)	305,729	3,879,701
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,552,000	6,760,953
Steris Corp.	250,260	7,778,081
ThermoGenesis Corp. (a)	95,720	46,903
Vascular Solutions, Inc. (a)	100,468	1,255,850
		82,622,625
Health Care Providers & Services - 1.3%
IPC The Hospitalist Co., Inc. (a)	93,768	2,353,577
Laboratory Corp. of America Holdings (a)	207,719	15,651,627
Message Co. Ltd.	614	1,334,222
Quest Diagnostics, Inc.	129,104	6,425,506
ResCare, Inc. (a)	598,483	5,781,346
U.S. Physical Therapy, Inc. (a)	2,500	42,200
		31,588,478
Health Care Technology - 7.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	2,795,205	45,002,801
athenahealth, Inc. (a)(d)	929,917	24,298,731
Cerner Corp. (a)	1,160,328	88,057,292
Computer Programs & Systems, Inc.	151,215	6,187,718
Eclipsys Corp. (a)	984,225	17,558,574
Quality Systems, Inc.	24,538	1,422,959
		182,528,075
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc. (a)	100	517
Bio-Rad Laboratories, Inc. Class A (a)	312	26,985
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Harvard Bioscience, Inc. (a)	104,306	$ 371,329
QIAGEN NV (a)	624,631	12,005,408
Thermo Fisher Scientific, Inc. (a)	623,173	30,566,636
		42,970,875
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	88,491	1,819,375
Aspen Pharmacare Holdings Ltd. (a)	746,900	7,404,490
Cadila Healthcare Ltd.	91,202	1,288,129
China Pharma Holdings, Inc. (a)	9,700	26,675
Cipla Ltd.	18,348	133,043
Piramal Healthcare Ltd.	877,542	9,021,862
		19,693,574
TOTAL HEALTH CARE		461,765,015
INDUSTRIALS - 4.2%
Building Products - 0.2%
Asahi Glass Co. Ltd.	189,000	1,774,979
Blue Star Ltd.	328,890	2,880,548
		4,655,527
Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd. (a)	833,600	526,681
Cintas Corp.	247,526	5,933,198
R.R. Donnelley & Sons Co.	19,481	318,904
Taiwan Secom Co.	1,000	1,559
		6,780,342
Construction & Engineering - 1.1%
Fluor Corp.	145,000	6,162,500
Jacobs Engineering Group, Inc. (a)	217,712	7,933,425
MasTec, Inc. (a)	1,412,907	13,281,326
Raubex Group Ltd.	100	248
		27,377,499
Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	49,000	2,039,039
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	1,352,559	4,439,231
Machinery - 1.2%
AGCO Corp. (a)	814,045	21,954,794
Bell Equipment Ltd. (a)	3,076	3,707
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
EVA Precision Industrial Holdings Ltd.	3,588,000	$ 1,675,897
Nippon Thompson Co. Ltd.	453,000	3,069,971
Praj Industries Ltd. (a)	518,905	908,004
R. STAHL AG	4,435	108,402
Uzel Makina Sanayi AS (a)	101,200	1
		27,720,776
Professional Services - 1.1%
Corporate Executive Board Co.	143,554	3,771,164
Equifax, Inc.	121,700	3,414,902
JobStreet Corp. Bhd	661,900	407,938
Michael Page International PLC	1,901,176	10,522,000
Randstad Holdings NV (a)	177,736	6,983,887
		25,099,891
TOTAL INDUSTRIALS		98,112,305
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.3%
Juniper Networks, Inc. (a)	1,267,724	28,929,462
MIC Electronics Ltd.	470,196	397,120
ZTE Corp. (H Shares)	94,380	286,581
		29,613,163
Computers & Peripherals - 1.6%
Gemalto NV	978,238	36,813,305
Lenovo Group Ltd. ADR	2,700	29,025
		36,842,330
Electronic Equipment & Components - 1.0%
Digital China Holdings Ltd. (H Shares)	6,990,000	10,679,415
HLS Systems International Ltd. (a)	39,500	355,895
Ingenico SA	576,635	12,339,735
RadiSys Corp. (a)	6,200	59,024
Trimble Navigation Ltd. (a)	200	5,600
Wasion Group Holdings Ltd.	370,000	231,786
		23,671,455
Internet Software & Services - 6.8%
Constant Contact, Inc. (a)(d)	272,338	5,808,970
eBay, Inc. (a)	6,840,414	134,140,519
INFO Edge India Ltd.	8,570	163,846
Internet Brands, Inc. Class A (a)	354	3,657
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)	190	$ 2,343
NHN Corp. (a)	18,049	2,681,592
Support.com, Inc. (a)	20,090	83,574
ValueClick, Inc. (a)	45,031	481,381
VeriSign, Inc. (a)	287,003	7,619,930
WebMD Health Corp. (a)	214,160	9,943,449
		160,929,261
IT Services - 0.0%
Computer Task Group, Inc. (a)	42,974	277,612
Office Electronics - 0.7%
Xerox Corp.	2,142,562	17,226,198
Semiconductors & Semiconductor Equipment - 3.5%
Aixtron AG	40	957
Altera Corp.	896,966	22,253,726
Cree, Inc. (a)	2,350	141,071
Kontron AG	1,174,779	10,488,203
PMC-Sierra, Inc. (a)	4,487,624	33,746,932
Richtek Technology Corp.	462,070	3,852,283
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	9,659,425
Veeco Instruments, Inc. (a)(d)	46,371	1,589,598
		81,732,195
Software - 4.9%
Electronic Arts, Inc. (a)	539,332	7,766,381
Epicor Software Corp. (a)	68,715	549,033
Kingdee International Software Group Co. Ltd.	20,022,000	7,543,617
Longtop Financial Technologies Ltd. ADR (a)	1,279,700	41,462,280
NetSuite, Inc. (a)	54	683
NIIT Technologies Ltd.	30,505	111,337
Rovi Corp. (a)	257,407	9,758,299
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	559,774	22,206,235
Solera Holdings, Inc.	236,670	8,567,454
Ubisoft Entertainment SA (a)(d)	2,029,706	15,188,177
VanceInfo Technologies, Inc. ADR (a)	132,300	3,079,944
		116,233,440
TOTAL INFORMATION TECHNOLOGY		466,525,654
MATERIALS - 9.6%
Chemicals - 0.7%
Asian Paints India Ltd.	133	6,558
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	475,150	$ 12,320,640
Zoltek Companies, Inc. (a)(d)	570,561	4,832,652
		17,159,850
Metals & Mining - 8.9%
Africa Cellular Towers Ltd. (a)	800	25
Agnico-Eagle Mines Ltd. (Canada)	108,900	6,606,324
Barrick Gold Corp.	274,900	12,477,730
Centerra Gold, Inc. (a)	192,500	2,119,299
Eldorado Gold Corp.	2,565,700	45,985,211
Franco-Nevada Corp.	15,900	483,923
IAMGOLD Corp.	1,811,700	31,943,647
Kinross Gold Corp.	1,438,700	24,596,628
Lihir Gold Ltd.	1,211,925	4,357,171
Minefinders Corp. Ltd. (a)(d)	540,300	4,816,539
Newcrest Mining Ltd.	1,460,051	42,571,387
Newmont Mining Corp.	442,052	27,292,290
Prakash Industries Ltd. (a)	43,598	151,272
Yamana Gold, Inc.	612,233	6,280,198
		209,681,644
TOTAL MATERIALS		226,841,494
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	50,405	1,412,348
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	346,730	4,410,406
Multi-Utilities - 0.0%
Sempra Energy	12,000	561,480
TOTAL UTILITIES		4,971,886
TOTAL COMMON STOCKS (Cost $2,106,153,275)		2,331,208,053
Nonconvertible Bonds - 0.0%
		Principal Amount (c)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $189)	INR	10,968	$ 406
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	15,482,669	15,482,669
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	73,528,867	73,528,867
TOTAL MONEY MARKET FUNDS (Cost $89,011,536)		89,011,536
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,195,165,000)		2,420,219,995
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(64,743,043)
NET ASSETS - 100%		$ 2,355,476,952
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,780
Fidelity Securities Lending Cash Central Fund	892,839
Total	$ 1,000,619
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 537,918,387	$ 511,934,842	$ 25,983,545	$ -
Consumer Staples	113,366,651	89,552,236	23,814,415	-
Energy	151,149,488	151,149,488	-	-
Financials	269,144,825	212,007,321	57,137,504	-
Health Care	461,765,015	434,186,054	27,578,961	-
Industrials	98,112,305	63,300,849	34,811,455	1
Information Technology	466,525,654	365,747,700	100,777,954	-
Materials	226,841,494	179,755,106	47,086,388	-
Telecommunication Services	1,412,348	1,412,348	-	-
Utilities	4,971,886	4,971,886	-	-
Corporate Bonds	406	-	406	-
Money Market Funds	89,011,536	89,011,536	-	-
Total Investments in Securities:	$ 2,420,219,995	$ 2,103,029,366	$ 317,190,628	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 492,958
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(26,378)
Cost of Purchases	19,375
Proceeds of Sales	(485,954)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (43,355)
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.7%
Cayman Islands	3.8%
Netherlands	2.4%
India	2.0%
United Kingdom	1.9%
Australia	1.8%
China	1.8%
Japan	1.5%
France	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $460,958,600 of which $2,736,559, $2,177,080, $250,841,279 and $205,203,682 will expire on December 31, 2014, 2015, 2016 and 2017, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,708,857) - See accompanying schedule: Unaffiliated issuers (cost $2,106,153,464)	$ 2,331,208,459
Fidelity Central Funds (cost $89,011,536)	89,011,536
Total Investments (cost $2,195,165,000)		$ 2,420,219,995
Cash		145,305
Receivable for investments sold		20,635,287
Receivable for fund shares sold		4,837,024
Dividends receivable		1,500,277
Interest receivable		5
Distributions receivable from Fidelity Central Funds		297,271
Other receivables		98,875
Total assets		2,447,734,039

Liabilities
Payable for investments purchased	$ 11,896,101
Payable for fund shares redeemed	4,043,760
Accrued management fee	1,139,591
Distribution fees payable	655,303
Other affiliated payables	647,917
Other payables and accrued expenses	345,548
Collateral on securities loaned, at value	73,528,867
Total liabilities		92,257,087

Net Assets		$ 2,355,476,952
Net Assets consist of:
Paid in capital		$ 2,506,751,539
Accumulated net investment loss		(1,328,185)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(374,748,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		224,802,138
Net Assets		$ 2,355,476,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,033,578,881 ÷ 72,845,032 shares)	$ 14.19

Maximum offering price per share (100/94.25 of $14.19)	$ 15.06
Class T: Net Asset Value and redemption price per share ($408,316,128 ÷ 28,935,938 shares)	$ 14.11

Maximum offering price per share (100/96.50 of $14.11)	$ 14.62
Class B: Net Asset Value and offering price per share ($70,792,146 ÷ 5,141,869 shares)A	$ 13.77

Class C: Net Asset Value and offering price per share ($221,802,134 ÷ 16,099,022 shares)A	$ 13.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($620,987,663 ÷ 43,303,452 shares)	$ 14.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 11,919,885
Interest		245
Income from Fidelity Central Funds (including $892,839 from security lending)		1,000,619
Total income		12,920,749

Expenses
Management fee	$ 6,499,650
Transfer agent fees	3,344,392
Distribution fees	3,817,309
Accounting and security lending fees	361,591
Custodian fees and expenses	72,750
Independent trustees' compensation	6,138
Registration fees	152,905
Audit	39,894
Legal	1,759
Miscellaneous	15,613
Total expenses before reductions	14,312,001
Expense reductions	(62,628)	14,249,373
Net investment income (loss)		(1,328,624)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,982,321
Foreign currency transactions	(182,039)
Total net realized gain (loss)		113,800,282
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $827,356)	(114,586,003)
Assets and liabilities in foreign currencies	(3,339)
Total change in net unrealized appreciation (depreciation)		(114,589,342)
Net gain (loss)		(789,060)
Net increase (decrease) in net assets resulting from operations		$ (2,117,684)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,328,624)	$ (1,632,614)
Net realized gain (loss)	113,800,282	(68,118,451)
Change in net unrealized appreciation (depreciation)	(114,589,342)	599,823,613
Net increase (decrease) in net assets resulting from operations	(2,117,684)	530,072,548
Distributions to shareholders from net realized gain	(3,659,424)	(7,505,742)
Share transactions - net increase (decrease)	327,484,012	66,867,381
Total increase (decrease) in net assets	321,706,904	589,434,187

Net Assets
Beginning of period	2,033,770,048	1,444,335,861
End of period (including accumulated net investment loss of $1,328,185 and undistributed net investment income of $439, respectively)	$ 2,355,476,952	$ 2,033,770,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Income from Investment Operations
Net investment income (loss) E	- M	- M	.01	.02	.01	.01 I
Net realized and unrealized gain (loss)	.05 J	3.93	(6.68)	2.40	1.72	2.14
Total from investment operations	.05	3.93	(6.67)	2.42	1.73	2.15
Distributions from net realized gain	(.03)	(.06)	(.08)	(1.54)	(.17)	(.06)
Net asset value, end of period	$ 14.19	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Total Return B, C, D	.33%	38.17%	(39.30)%	15.02%	11.83%	17.21%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16% A	1.18%	1.22%	1.14%	1.22%	1.32%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.22%	1.14%	1.22%	1.25%
Expenses net of all reductions	1.15% A	1.17%	1.21%	1.13%	1.20%	1.18%
Net investment income (loss)	(.05)% A	-% H	.04%	.12%	.07%	.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,033,579	$ 790,594	$ 515,659	$ 722,244	$ 443,523	$ 189,864
Portfolio turnover rate G	53% A	60%	147% L	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L The portfolio turnover rate does not include the assets acquired in the merger.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.03)	(.01)	(.01)	(.02) H
Net realized and unrealized gain (loss)	.05 I	3.91	(6.64)	2.38	1.72	2.13
Total from investment operations	.03	3.88	(6.67)	2.37	1.71	2.11
Distributions from net realized gain	(.03)	(.03)	(.08)	(1.48)	(.17)	(.04)
Net asset value, end of period	$ 14.11	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Total Return B, C, D	.19%	37.82%	(39.39)%	14.74%	11.71%	16.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37% A	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of fee waivers, if any	1.37% A	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of all reductions	1.37% A	1.41%	1.42%	1.32%	1.34%	1.39%
Net investment income (loss)	(.26)% A	(.23)%	(.18)%	(.06)%	(.08)%	(.16)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,316	$ 416,952	$ 311,520	$ 597,895	$ 606,383	$ 318,826
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.10)	(.11)	(.11)	(.09) H
Net realized and unrealized gain (loss)	.05 I	3.83	(6.54)	2.35	1.71	2.13
Total from investment operations	(.01)	3.74	(6.64)	2.24	1.60	2.04
Distributions from net realized gain	(.03)	-	(.08)	(1.40)	(.14)	(.03)
Net asset value, end of period	$ 13.77	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Total Return B, C, D	(.10)%	37.14%	(39.73)%	14.05%	11.02%	16.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	1.96%	1.99%	1.92%	2.01%	2.08%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.99%	1.92%	2.00%	2.00%
Expenses net of all reductions	1.92% A	1.95%	1.98%	1.91%	1.98%	1.92%
Net investment income (loss)	(.81)% A	(.78)%	(.74)%	(.65)%	(.71)%	(.70)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,792	$ 73,184	$ 57,954	$ 105,828	$ 92,932	$ 56,201
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.10)	(.11)	(.10)	(.09) H
Net realized and unrealized gain (loss)	.06 I	3.83	(6.55)	2.36	1.71	2.12
Total from investment operations	-	3.74	(6.65)	2.25	1.61	2.03
Distributions from net realized gain	(.03)	-	(.08)	(1.41)	(.14)	(.03)
Net asset value, end of period	$ 13.78	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Total Return B, C, D	(.03)%	37.14%	(39.77)%	14.14%	11.09%	16.25%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89% A	1.94%	1.98%	1.89%	1.96%	2.05%
Expenses net of fee waivers, if any	1.89% A	1.94%	1.98%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.89% A	1.93%	1.97%	1.88%	1.94%	1.93%
Net investment income (loss)	(.78)% A	(.76)%	(.73)%	(.62)%	(.67)%	(.70)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,802	$ 217,164	$ 156,528	$ 280,738	$ 215,143	$ 107,286
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Income from Investment Operations
Net investment income (loss) D	.02	.03	.04	.07	.05	.04 G
Net realized and unrealized gain (loss)	.04 H	3.98	(6.72)	2.41	1.73	2.15
Total from investment operations	.06	4.01	(6.68)	2.48	1.78	2.19
Distributions from net realized gain	(.03)	(.09)	(.08)	(1.58)	(.17)	(.09)
Net asset value, end of period	$ 14.34	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Total Return B, C	.39%	38.55%	(39.13)%	15.29%	12.15%	17.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.95%	.97%	.89%	.96%	1.04%
Expenses net of fee waivers, if any	.90% A	.95%	.97%	.89%	.96%	1.00%
Expenses net of all reductions	.90% A	.94%	.96%	.88%	.94%	.93%
Net investment income (loss)	.21% A	.23%	.28%	.38%	.33%	.29% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,988	$ 535,875	$ 402,675	$ 492,774	$ 308,470	$ 136,879
Portfolio turnover rate F	53% A	60%	147% J	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, passive foreign investment companies (PFIC), foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 414,571,133
Gross unrealized depreciation	(208,071,955)
Net unrealized appreciation (depreciation)	$ 206,499,178

Tax cost	$ 2,213,720,817

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,111,254,699 and $577,978,198, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,224,157	$ 5,387
Class T	.25%	.25%	1,070,550	-
Class B	.75%	.25%	376,076	282,929
Class C	.75%	.25%	1,146,526	171,672
			$ 3,817,309	$ 459,988

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 127,766
Class T	26,734
Class B*	88,296
Class C*	8,609
$ 251,405

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,459,261.30
Class T	554,208.26
Class B	116,549.31
Class C	322,078.28
Institutional Class	892,296.29
	$ 3,344,392

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,272 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,143 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,550 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Class A	$ 1,428,174	$ 3,433,148
Class T	728,545	891,728
Class B	132,104	-
Class C	392,552	-
Institutional Class	978,049	3,180,866
Total	$ 3,659,424	$ 7,505,742

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	24,762,659	19,215,810	$ 360,058,346	$ 233,659,025
Reinvestment of distributions	97,532	223,572	1,322,555	3,181,436
Shares redeemed	(7,800,222)	(13,709,372)	(115,408,820)	(157,952,119)
Net increase (decrease)	17,059,969	5,730,010	$ 245,972,081	$ 78,888,342
Class T
Shares sold	4,789,927	8,131,833	$ 70,930,942	$ 95,627,844
Reinvestment of distributions	52,213	60,899	704,876	862,940
Shares redeemed	(5,456,962)	(9,011,115)	(80,179,338)	(103,753,178)
Net increase (decrease)	(614,822)	(818,383)	$ (8,543,520)	$ (7,262,394)
Class B
Shares sold	411,103	847,048	$ 5,912,591	$ 9,895,192
Reinvestment of distributions	9,456	-	124,824	-
Shares redeemed	(579,952)	(1,301,353)	(8,345,291)	(14,443,188)
Net increase (decrease)	(159,393)	(454,305)	$ (2,307,876)	$ (4,547,996)
Class C
Shares sold	2,109,421	3,739,668	$ 30,534,144	$ 44,290,643
Reinvestment of distributions	26,366	-	348,036	-
Shares redeemed	(1,758,908)	(3,556,959)	(25,144,284)	(39,382,758)
Net increase (decrease)	376,879	182,709	$ 5,737,896	$ 4,907,885

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Institutional Class
Shares sold	10,738,097	15,661,073	$ 159,881,508	$ 194,556,042
Reinvestment of distributions	60,911	187,444	833,868	2,691,703
Shares redeemed	(4,955,925)	(17,141,209)	(74,089,945)	(202,366,201)
Net increase (decrease)	5,843,083	(1,292,692)	$ 86,625,431	$ (5,118,456)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
Company (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMP-USAN-0810
1.801445.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Mid Cap II
Fund - Institutional Class

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.16%
Actual		$ 1,000.00	$ 1,003.30	$ 5.76
Hypothetical A		$ 1,000.00	$ 1,019.04	$ 5.81
Class T	1.37%
Actual		$ 1,000.00	$ 1,001.90	$ 6.80
Hypothetical A		$ 1,000.00	$ 1,018.00	$ 6.85
Class B	1.92%
Actual		$ 1,000.00	$ 999.00	$ 9.52
Hypothetical A		$ 1,000.00	$ 1,015.27	$ 9.59
Class C	1.89%
Actual		$ 1,000.00	$ 999.70	$ 9.37
Hypothetical A		$ 1,000.00	$ 1,015.42	$ 9.44
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,003.90	$ 4.47
Hypothetical A		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Netflix, Inc.	6.5	3.6
eBay, Inc.	5.7	3.2
Advance Auto Parts, Inc.	4.5	3.2
Cerner Corp.	3.7	3.4
Hasbro, Inc.	3.6	2.7
Vertex Pharmaceuticals, Inc.	2.9	0.0
Reinsurance Group of America, Inc.	2.6	2.2
Old Republic International Corp.	2.0	1.6
Eldorado Gold Corp.	1.9	1.4
Allscripts-Misys Healthcare Solutions, Inc.	1.9	1.5
	35.3
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.8	19.4
Information Technology	19.8	19.1
Health Care	19.6	16.0
Financials	11.4	9.0
Materials	9.6	5.6
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 98.9%		Stocks 88.7%
	Bonds† 0.0%		Bonds 0.0%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 11.3%
* Foreign investments	25.1%	** Foreign investments	25.3%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.8%
Auto Components - 0.6%
Amerigon, Inc. (a)	188,498	$ 1,391,115
Autoliv, Inc.	30	1,436
Fuel Systems Solutions, Inc. (a)(d)	476,855	12,374,387
Minth Group Ltd.	38,000	44,900
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	433,893
		14,245,731
Automobiles - 0.1%
Geely Automobile Holdings Ltd. (d)	7,485,000	2,268,310
Diversified Consumer Services - 0.8%
Bridgepoint Education, Inc. (a)(d)	1,106,500	17,493,765
MegaStudy Co. Ltd.	1,778	234,679
Pre-Paid Legal Services, Inc. (a)(d)	18,600	846,114
		18,574,558
Hotels, Restaurants & Leisure - 0.8%
Interval Leisure Group, Inc. (a)	35,207	438,327
Jollibee Food Corp.	200	303
Kappa Create Co. Ltd. (d)	230,350	4,677,592
Little Sheep Group Ltd.	1,776,000	1,063,420
Minor International PCL (For. Reg.) warrants 5/18/13 (a)	46,442	3,401
Sonic Corp. (a)	293,128	2,271,742
Starbucks Corp.	234,200	5,691,060
Starwood Hotels & Resorts Worldwide, Inc.	127,742	5,292,351
TAJ GVK Hotels & Resorts Ltd.	58,333	205,663
		19,643,859
Household Durables - 0.1%
Tupperware Brands Corp.	88,344	3,520,508
Internet & Catalog Retail - 6.7%
Drugstore.com, Inc. (a)	1,267,203	3,902,985
Netflix, Inc. (a)(d)	1,409,510	153,143,253
		157,046,238
Leisure Equipment & Products - 3.6%
Hasbro, Inc.	2,074,539	85,263,553
Media - 1.9%
Den Networks Ltd.	1,162,470	5,067,099
Entertainment Network (India) Ltd. (a)	23,177	124,338
Proto Corp.	17,900	681,927
The Walt Disney Co.	1,178,013	37,107,410
Value Line, Inc.	61,454	1,114,776
		44,095,550
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Clicks Group Ltd.	117,991	$ 521,839
Golden Eagle Retail Group Ltd. (H Shares)	74,000	154,501
		676,340
Specialty Retail - 7.9%
Advance Auto Parts, Inc.	2,124,032	106,583,926
Hot Topic, Inc.	989,780	5,028,082
Inditex SA	213	12,145
Ross Stores, Inc.	547,454	29,173,824
Sally Beauty Holdings, Inc. (a)(d)	3,306,434	27,112,759
SAZABY, Inc.	184,600	2,857,438
TJX Companies, Inc.	323,864	13,586,095
Tsutsumi Jewelry Co. Ltd.	33,400	710,640
		185,064,909
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,612	75,232
Daphne International Holdings Ltd.	5,544,000	5,614,642
Shenzhou International Group Holdings Ltd.	1,602,000	1,828,957
		7,518,831
TOTAL CONSUMER DISCRETIONARY		537,918,387
CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	451,531	19,126,853
Food & Staples Retailing - 2.7%
BJ's Wholesale Club, Inc. (a)	320,821	11,873,585
Daikokutenbussan Co. Ltd.	32,400	986,314
Heng Tai Consumables Group Ltd. (d)	34,066,730	3,029,808
Kroger Co.	1,080,837	21,281,681
Wal-Mart Stores, Inc.	546,400	26,265,448
		63,436,836
Food Products - 1.1%
Britannia Industries Ltd.	10,968	436,797
Campbell Soup Co.	149,814	5,367,836
Toyo Suisan Kaisha Ltd.	7,000	167,101
Want Want China Holdings Ltd.	22,523,000	18,906,927
		24,878,661
Personal Products - 0.2%
China-Biotics, Inc. (a)(d)	70,100	912,001
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Concern Kalina OJSC sponsored ADR	30,300	$ 536,741
Hengan International Group Co. Ltd.	35,500	287,468
USANA Health Sciences, Inc. (a)(d)	114,648	4,188,091
		5,924,301
TOTAL CONSUMER STAPLES		113,366,651
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
Dresser-Rand Group, Inc. (a)	468,862	14,792,596
Ensco International Ltd. ADR	746,301	29,314,703
Helix Energy Solutions Group, Inc. (a)	433,434	4,668,084
Nabors Industries Ltd. (a)	1,973,567	34,774,251
Newpark Resources, Inc. (a)	1,748,991	10,581,396
Noble Corp.	70,600	2,182,246
Parker Drilling Co. (a)	2,581,558	10,197,154
Patterson-UTI Energy, Inc.	3,229,215	41,559,997
Weatherford International Ltd. (a)	13,300	174,762
		148,245,189
Oil, Gas & Consumable Fuels - 0.1%
Marathon Oil Corp.	82,200	2,555,598
Plains Exploration & Production Co. (a)	16,919	348,701
		2,904,299
TOTAL ENERGY		151,149,488
FINANCIALS - 11.4%
Capital Markets - 1.5%
Janus Capital Group, Inc.	1,341,251	11,910,309
Marusan Securities Co. Ltd.	1,124,000	6,430,447
Northern Trust Corp.	210,766	9,842,772
SEI Investments Co.	345,059	7,025,401
		35,208,929
Commercial Banks - 1.3%
Aozora Bank Ltd.	573,000	742,185
Bank of Baroda	206,102	3,090,497
Sumitomo Mitsui Financial Group, Inc.	316,800	8,967,710
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Jammu & Kashmir Bank Ltd.	101	$ 1,788
Union Bank of India	2,661,607	17,882,513
		30,684,693
Diversified Financial Services - 0.1%
CRISIL Ltd.	28,646	3,581,257
ICRA Ltd.	311	7,878
		3,589,135
Insurance - 7.5%
Admiral Group PLC	88,472	1,852,250
CNinsure, Inc. ADR	51,996	1,348,776
Lincoln National Corp.	152,733	3,709,885
Old Republic International Corp.	3,910,286	47,431,769
Presidential Life Corp.	345,741	3,146,243
Progressive Corp.	788,056	14,752,408
Protective Life Corp.	637,783	13,642,178
Reinsurance Group of America, Inc.	1,328,032	60,704,343
The Chubb Corp.	589,541	29,482,945
		176,070,797
Real Estate Management & Development - 1.0%
Goldcrest Co. Ltd.	205,470	3,551,777
Hang Lung Properties Ltd.	449,000	1,717,456
Iguatemi Empresa de Shopping Centers SA	515,700	9,010,292
Kenedix, Inc. (a)(d)	12,484	2,056,330
Songbird Estates PLC Class B (a)	1,408	3,221
SPG Land (Holdings) Ltd.	690,850	284,319
Wharf Holdings Ltd.	1,231,000	5,963,850
Yanlord Land Group Ltd.	820,000	1,004,026
		23,591,271
TOTAL FINANCIALS		269,144,825
HEALTH CARE - 19.6%
Biotechnology - 4.4%
3SBio, Inc. sponsored ADR (a)	184,299	2,143,397
Abcam PLC	167,000	3,031,189
AMAG Pharmaceuticals, Inc. (a)(d)	486,232	16,702,069
Dendreon Corp. (a)	100	3,233
ImmunoGen, Inc. (a)	70,494	653,479
Myriad Genetics, Inc. (a)	632,633	9,457,863
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Nanosphere, Inc. (a)	210,668	$ 918,512
Sangamo Biosciences, Inc. (a)(d)	218,068	809,032
Vertex Pharmaceuticals, Inc. (a)	2,078,073	68,368,602
Zeltia SA (a)	70,700	274,012
		102,361,388
Health Care Equipment & Supplies - 3.5%
CareFusion Corp. (a)	33,200	753,640
Edwards Lifesciences Corp. (a)	464,144	26,001,347
Genmark Diagnostics, Inc.	72,600	320,892
Kinetic Concepts, Inc. (a)	663,960	24,241,180
Masimo Corp.	185,273	4,411,350
MELA Sciences, Inc. (a)(d)	193,169	1,437,177
Mingyuan Medicare Development Co. Ltd.	14,350,000	1,602,352
Nobel Biocare Holding AG (Switzerland)	240,102	4,133,199
Quidel Corp. (a)(d)	305,729	3,879,701
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,552,000	6,760,953
Steris Corp.	250,260	7,778,081
ThermoGenesis Corp. (a)	95,720	46,903
Vascular Solutions, Inc. (a)	100,468	1,255,850
		82,622,625
Health Care Providers & Services - 1.3%
IPC The Hospitalist Co., Inc. (a)	93,768	2,353,577
Laboratory Corp. of America Holdings (a)	207,719	15,651,627
Message Co. Ltd.	614	1,334,222
Quest Diagnostics, Inc.	129,104	6,425,506
ResCare, Inc. (a)	598,483	5,781,346
U.S. Physical Therapy, Inc. (a)	2,500	42,200
		31,588,478
Health Care Technology - 7.8%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	2,795,205	45,002,801
athenahealth, Inc. (a)(d)	929,917	24,298,731
Cerner Corp. (a)	1,160,328	88,057,292
Computer Programs & Systems, Inc.	151,215	6,187,718
Eclipsys Corp. (a)	984,225	17,558,574
Quality Systems, Inc.	24,538	1,422,959
		182,528,075
Life Sciences Tools & Services - 1.8%
Albany Molecular Research, Inc. (a)	100	517
Bio-Rad Laboratories, Inc. Class A (a)	312	26,985
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Harvard Bioscience, Inc. (a)	104,306	$ 371,329
QIAGEN NV (a)	624,631	12,005,408
Thermo Fisher Scientific, Inc. (a)	623,173	30,566,636
		42,970,875
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	88,491	1,819,375
Aspen Pharmacare Holdings Ltd. (a)	746,900	7,404,490
Cadila Healthcare Ltd.	91,202	1,288,129
China Pharma Holdings, Inc. (a)	9,700	26,675
Cipla Ltd.	18,348	133,043
Piramal Healthcare Ltd.	877,542	9,021,862
		19,693,574
TOTAL HEALTH CARE		461,765,015
INDUSTRIALS - 4.2%
Building Products - 0.2%
Asahi Glass Co. Ltd.	189,000	1,774,979
Blue Star Ltd.	328,890	2,880,548
		4,655,527
Commercial Services & Supplies - 0.3%
Blue Label Telecoms Ltd. (a)	833,600	526,681
Cintas Corp.	247,526	5,933,198
R.R. Donnelley & Sons Co.	19,481	318,904
Taiwan Secom Co.	1,000	1,559
		6,780,342
Construction & Engineering - 1.1%
Fluor Corp.	145,000	6,162,500
Jacobs Engineering Group, Inc. (a)	217,712	7,933,425
MasTec, Inc. (a)	1,412,907	13,281,326
Raubex Group Ltd.	100	248
		27,377,499
Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	49,000	2,039,039
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	1,352,559	4,439,231
Machinery - 1.2%
AGCO Corp. (a)	814,045	21,954,794
Bell Equipment Ltd. (a)	3,076	3,707
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
EVA Precision Industrial Holdings Ltd.	3,588,000	$ 1,675,897
Nippon Thompson Co. Ltd.	453,000	3,069,971
Praj Industries Ltd. (a)	518,905	908,004
R. STAHL AG	4,435	108,402
Uzel Makina Sanayi AS (a)	101,200	1
		27,720,776
Professional Services - 1.1%
Corporate Executive Board Co.	143,554	3,771,164
Equifax, Inc.	121,700	3,414,902
JobStreet Corp. Bhd	661,900	407,938
Michael Page International PLC	1,901,176	10,522,000
Randstad Holdings NV (a)	177,736	6,983,887
		25,099,891
TOTAL INDUSTRIALS		98,112,305
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 1.3%
Juniper Networks, Inc. (a)	1,267,724	28,929,462
MIC Electronics Ltd.	470,196	397,120
ZTE Corp. (H Shares)	94,380	286,581
		29,613,163
Computers & Peripherals - 1.6%
Gemalto NV	978,238	36,813,305
Lenovo Group Ltd. ADR	2,700	29,025
		36,842,330
Electronic Equipment & Components - 1.0%
Digital China Holdings Ltd. (H Shares)	6,990,000	10,679,415
HLS Systems International Ltd. (a)	39,500	355,895
Ingenico SA	576,635	12,339,735
RadiSys Corp. (a)	6,200	59,024
Trimble Navigation Ltd. (a)	200	5,600
Wasion Group Holdings Ltd.	370,000	231,786
		23,671,455
Internet Software & Services - 6.8%
Constant Contact, Inc. (a)(d)	272,338	5,808,970
eBay, Inc. (a)	6,840,414	134,140,519
INFO Edge India Ltd.	8,570	163,846
Internet Brands, Inc. Class A (a)	354	3,657
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LoopNet, Inc. (a)	190	$ 2,343
NHN Corp. (a)	18,049	2,681,592
Support.com, Inc. (a)	20,090	83,574
ValueClick, Inc. (a)	45,031	481,381
VeriSign, Inc. (a)	287,003	7,619,930
WebMD Health Corp. (a)	214,160	9,943,449
		160,929,261
IT Services - 0.0%
Computer Task Group, Inc. (a)	42,974	277,612
Office Electronics - 0.7%
Xerox Corp.	2,142,562	17,226,198
Semiconductors & Semiconductor Equipment - 3.5%
Aixtron AG	40	957
Altera Corp.	896,966	22,253,726
Cree, Inc. (a)	2,350	141,071
Kontron AG	1,174,779	10,488,203
PMC-Sierra, Inc. (a)	4,487,624	33,746,932
Richtek Technology Corp.	462,070	3,852,283
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	9,659,425
Veeco Instruments, Inc. (a)(d)	46,371	1,589,598
		81,732,195
Software - 4.9%
Electronic Arts, Inc. (a)	539,332	7,766,381
Epicor Software Corp. (a)	68,715	549,033
Kingdee International Software Group Co. Ltd.	20,022,000	7,543,617
Longtop Financial Technologies Ltd. ADR (a)	1,279,700	41,462,280
NetSuite, Inc. (a)	54	683
NIIT Technologies Ltd.	30,505	111,337
Rovi Corp. (a)	257,407	9,758,299
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	559,774	22,206,235
Solera Holdings, Inc.	236,670	8,567,454
Ubisoft Entertainment SA (a)(d)	2,029,706	15,188,177
VanceInfo Technologies, Inc. ADR (a)	132,300	3,079,944
		116,233,440
TOTAL INFORMATION TECHNOLOGY		466,525,654
MATERIALS - 9.6%
Chemicals - 0.7%
Asian Paints India Ltd.	133	6,558
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	475,150	$ 12,320,640
Zoltek Companies, Inc. (a)(d)	570,561	4,832,652
		17,159,850
Metals & Mining - 8.9%
Africa Cellular Towers Ltd. (a)	800	25
Agnico-Eagle Mines Ltd. (Canada)	108,900	6,606,324
Barrick Gold Corp.	274,900	12,477,730
Centerra Gold, Inc. (a)	192,500	2,119,299
Eldorado Gold Corp.	2,565,700	45,985,211
Franco-Nevada Corp.	15,900	483,923
IAMGOLD Corp.	1,811,700	31,943,647
Kinross Gold Corp.	1,438,700	24,596,628
Lihir Gold Ltd.	1,211,925	4,357,171
Minefinders Corp. Ltd. (a)(d)	540,300	4,816,539
Newcrest Mining Ltd.	1,460,051	42,571,387
Newmont Mining Corp.	442,052	27,292,290
Prakash Industries Ltd. (a)	43,598	151,272
Yamana Gold, Inc.	612,233	6,280,198
		209,681,644
TOTAL MATERIALS		226,841,494
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	50,405	1,412,348
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	346,730	4,410,406
Multi-Utilities - 0.0%
Sempra Energy	12,000	561,480
TOTAL UTILITIES		4,971,886
TOTAL COMMON STOCKS (Cost $2,106,153,275)		2,331,208,053
Nonconvertible Bonds - 0.0%
		Principal Amount (c)	Value
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $189)	INR	10,968	$ 406
Money Market Funds - 3.8%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	15,482,669	15,482,669
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	73,528,867	73,528,867
TOTAL MONEY MARKET FUNDS (Cost $89,011,536)		89,011,536
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,195,165,000)		2,420,219,995
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(64,743,043)
NET ASSETS - 100%		$ 2,355,476,952
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 107,780
Fidelity Securities Lending Cash Central Fund	892,839
Total	$ 1,000,619
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 537,918,387	$ 511,934,842	$ 25,983,545	$ -
Consumer Staples	113,366,651	89,552,236	23,814,415	-
Energy	151,149,488	151,149,488	-	-
Financials	269,144,825	212,007,321	57,137,504	-
Health Care	461,765,015	434,186,054	27,578,961	-
Industrials	98,112,305	63,300,849	34,811,455	1
Information Technology	466,525,654	365,747,700	100,777,954	-
Materials	226,841,494	179,755,106	47,086,388	-
Telecommunication Services	1,412,348	1,412,348	-	-
Utilities	4,971,886	4,971,886	-	-
Corporate Bonds	406	-	406	-
Money Market Funds	89,011,536	89,011,536	-	-
Total Investments in Securities:	$ 2,420,219,995	$ 2,103,029,366	$ 317,190,628	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 492,958
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(26,378)
Cost of Purchases	19,375
Proceeds of Sales	(485,954)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (43,355)
Other Information - continued

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.9%
Canada	5.7%
Cayman Islands	3.8%
Netherlands	2.4%
India	2.0%
United Kingdom	1.9%
Australia	1.8%
China	1.8%
Japan	1.5%
France	1.2%
Others (Individually Less Than 1%)	3.0%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $460,958,600 of which $2,736,559, $2,177,080, $250,841,279 and $205,203,682 will expire on December 31, 2014, 2015, 2016 and 2017, respectively. The capital loss carryforward expiring December 31, 2014, 2015 and $17,936,642 of the capital loss carryforward expiring 2016 were acquired from CapitalOne Mid-Cap Equity Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $70,708,857) - See accompanying schedule: Unaffiliated issuers (cost $2,106,153,464)	$ 2,331,208,459
Fidelity Central Funds (cost $89,011,536)	89,011,536
Total Investments (cost $2,195,165,000)		$ 2,420,219,995
Cash		145,305
Receivable for investments sold		20,635,287
Receivable for fund shares sold		4,837,024
Dividends receivable		1,500,277
Interest receivable		5
Distributions receivable from Fidelity Central Funds		297,271
Other receivables		98,875
Total assets		2,447,734,039

Liabilities
Payable for investments purchased	$ 11,896,101
Payable for fund shares redeemed	4,043,760
Accrued management fee	1,139,591
Distribution fees payable	655,303
Other affiliated payables	647,917
Other payables and accrued expenses	345,548
Collateral on securities loaned, at value	73,528,867
Total liabilities		92,257,087

Net Assets		$ 2,355,476,952
Net Assets consist of:
Paid in capital		$ 2,506,751,539
Accumulated net investment loss		(1,328,185)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(374,748,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		224,802,138
Net Assets		$ 2,355,476,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,033,578,881 ÷ 72,845,032 shares)	$ 14.19

Maximum offering price per share (100/94.25 of $14.19)	$ 15.06
Class T: Net Asset Value and redemption price per share ($408,316,128 ÷ 28,935,938 shares)	$ 14.11

Maximum offering price per share (100/96.50 of $14.11)	$ 14.62
Class B: Net Asset Value and offering price per share ($70,792,146 ÷ 5,141,869 shares)A	$ 13.77

Class C: Net Asset Value and offering price per share ($221,802,134 ÷ 16,099,022 shares)A	$ 13.78

Institutional Class: Net Asset Value, offering price and redemption price per share ($620,987,663 ÷ 43,303,452 shares)	$ 14.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 11,919,885
Interest		245
Income from Fidelity Central Funds (including $892,839 from security lending)		1,000,619
Total income		12,920,749

Expenses
Management fee	$ 6,499,650
Transfer agent fees	3,344,392
Distribution fees	3,817,309
Accounting and security lending fees	361,591
Custodian fees and expenses	72,750
Independent trustees' compensation	6,138
Registration fees	152,905
Audit	39,894
Legal	1,759
Miscellaneous	15,613
Total expenses before reductions	14,312,001
Expense reductions	(62,628)	14,249,373
Net investment income (loss)		(1,328,624)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,982,321
Foreign currency transactions	(182,039)
Total net realized gain (loss)		113,800,282
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $827,356)	(114,586,003)
Assets and liabilities in foreign currencies	(3,339)
Total change in net unrealized appreciation (depreciation)		(114,589,342)
Net gain (loss)		(789,060)
Net increase (decrease) in net assets resulting from operations		$ (2,117,684)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,328,624)	$ (1,632,614)
Net realized gain (loss)	113,800,282	(68,118,451)
Change in net unrealized appreciation (depreciation)	(114,589,342)	599,823,613
Net increase (decrease) in net assets resulting from operations	(2,117,684)	530,072,548
Distributions to shareholders from net realized gain	(3,659,424)	(7,505,742)
Share transactions - net increase (decrease)	327,484,012	66,867,381
Total increase (decrease) in net assets	321,706,904	589,434,187

Net Assets
Beginning of period	2,033,770,048	1,444,335,861
End of period (including accumulated net investment loss of $1,328,185 and undistributed net investment income of $439, respectively)	$ 2,355,476,952	$ 2,033,770,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61	$ 12.52
Income from Investment Operations
Net investment income (loss) E	- M	- M	.01	.02	.01	.01 I
Net realized and unrealized gain (loss)	.05 J	3.93	(6.68)	2.40	1.72	2.14
Total from investment operations	.05	3.93	(6.67)	2.42	1.73	2.15
Distributions from net realized gain	(.03)	(.06)	(.08)	(1.54)	(.17)	(.06)
Net asset value, end of period	$ 14.19	$ 14.17	$ 10.30	$ 17.05	$ 16.17	$ 14.61
Total Return B, C, D	.33%	38.17%	(39.30)%	15.02%	11.83%	17.21%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16% A	1.18%	1.22%	1.14%	1.22%	1.32%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.22%	1.14%	1.22%	1.25%
Expenses net of all reductions	1.15% A	1.17%	1.21%	1.13%	1.20%	1.18%
Net investment income (loss)	(.05)% A	-% H	.04%	.12%	.07%	.04% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,033,579	$ 790,594	$ 515,659	$ 722,244	$ 443,523	$ 189,864
Portfolio turnover rate G	53% A	60%	147% L	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.14)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L The portfolio turnover rate does not include the assets acquired in the merger.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58	$ 12.51
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.03)	(.01)	(.01)	(.02) H
Net realized and unrealized gain (loss)	.05 I	3.91	(6.64)	2.38	1.72	2.13
Total from investment operations	.03	3.88	(6.67)	2.37	1.71	2.11
Distributions from net realized gain	(.03)	(.03)	(.08)	(1.48)	(.17)	(.04)
Net asset value, end of period	$ 14.11	$ 14.11	$ 10.26	$ 17.01	$ 16.12	$ 14.58
Total Return B, C, D	.19%	37.82%	(39.39)%	14.74%	11.71%	16.87%
Ratios to Average Net Assets F, J
Expenses before reductions	1.37% A	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of fee waivers, if any	1.37% A	1.42%	1.43%	1.33%	1.37%	1.46%
Expenses net of all reductions	1.37% A	1.41%	1.42%	1.32%	1.34%	1.39%
Net investment income (loss)	(.26)% A	(.23)%	(.18)%	(.06)%	(.08)%	(.16)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 408,316	$ 416,952	$ 311,520	$ 597,895	$ 606,383	$ 318,826
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.35)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49	$ 12.48
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.10)	(.11)	(.11)	(.09) H
Net realized and unrealized gain (loss)	.05 I	3.83	(6.54)	2.35	1.71	2.13
Total from investment operations	(.01)	3.74	(6.64)	2.24	1.60	2.04
Distributions from net realized gain	(.03)	-	(.08)	(1.40)	(.14)	(.03)
Net asset value, end of period	$ 13.77	$ 13.81	$ 10.07	$ 16.79	$ 15.95	$ 14.49
Total Return B, C, D	(.10)%	37.14%	(39.73)%	14.05%	11.02%	16.34%
Ratios to Average Net Assets F, J
Expenses before reductions	1.92% A	1.96%	1.99%	1.92%	2.01%	2.08%
Expenses net of fee waivers, if any	1.92% A	1.96%	1.99%	1.92%	2.00%	2.00%
Expenses net of all reductions	1.92% A	1.95%	1.98%	1.91%	1.98%	1.92%
Net investment income (loss)	(.81)% A	(.78)%	(.74)%	(.65)%	(.71)%	(.70)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,792	$ 73,184	$ 57,954	$ 105,828	$ 92,932	$ 56,201
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49	$ 12.49
Income from Investment Operations
Net investment income (loss) E	(.06)	(.09)	(.10)	(.11)	(.10)	(.09) H
Net realized and unrealized gain (loss)	.06 I	3.83	(6.55)	2.36	1.71	2.12
Total from investment operations	-	3.74	(6.65)	2.25	1.61	2.03
Distributions from net realized gain	(.03)	-	(.08)	(1.41)	(.14)	(.03)
Net asset value, end of period	$ 13.78	$ 13.81	$ 10.07	$ 16.80	$ 15.96	$ 14.49
Total Return B, C, D	(.03)%	37.14%	(39.77)%	14.14%	11.09%	16.25%
Ratios to Average Net Assets F, J
Expenses before reductions	1.89% A	1.94%	1.98%	1.89%	1.96%	2.05%
Expenses net of fee waivers, if any	1.89% A	1.94%	1.98%	1.89%	1.96%	2.00%
Expenses net of all reductions	1.89% A	1.93%	1.97%	1.88%	1.94%	1.93%
Net investment income (loss)	(.78)% A	(.76)%	(.73)%	(.62)%	(.67)%	(.70)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 221,802	$ 217,164	$ 156,528	$ 280,738	$ 215,143	$ 107,286
Portfolio turnover rate G	53% A	60%	147% K	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.89)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64	$ 12.54
Income from Investment Operations
Net investment income (loss) D	.02	.03	.04	.07	.05	.04 G
Net realized and unrealized gain (loss)	.04 H	3.98	(6.72)	2.41	1.73	2.15
Total from investment operations	.06	4.01	(6.68)	2.48	1.78	2.19
Distributions from net realized gain	(.03)	(.09)	(.08)	(1.58)	(.17)	(.09)
Net asset value, end of period	$ 14.34	$ 14.31	$ 10.39	$ 17.15	$ 16.25	$ 14.64
Total Return B, C	.39%	38.55%	(39.13)%	15.29%	12.15%	17.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.90% A	.95%	.97%	.89%	.96%	1.04%
Expenses net of fee waivers, if any	.90% A	.95%	.97%	.89%	.96%	1.00%
Expenses net of all reductions	.90% A	.94%	.96%	.88%	.94%	.93%
Net investment income (loss)	.21% A	.23%	.28%	.38%	.33%	.29% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,988	$ 535,875	$ 402,675	$ 492,774	$ 308,470	$ 136,879
Portfolio turnover rate F	53% A	60%	147% J	111%	151%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, passive foreign investment companies (PFIC), foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 414,571,133
Gross unrealized depreciation	(208,071,955)
Net unrealized appreciation (depreciation)	$ 206,499,178

Tax cost	$ 2,213,720,817

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,111,254,699 and $577,978,198, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,224,157	$ 5,387
Class T	.25%	.25%	1,070,550	-
Class B	.75%	.25%	376,076	282,929
Class C	.75%	.25%	1,146,526	171,672
			$ 3,817,309	$ 459,988

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 127,766
Class T	26,734
Class B*	88,296
Class C*	8,609
$ 251,405

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,459,261.30
Class T	554,208.26
Class B	116,549.31
Class C	322,078.28
Institutional Class	892,296.29
	$ 3,344,392

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,272 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,143 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $62,550 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $78.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net realized gain
Class A	$ 1,428,174	$ 3,433,148
Class T	728,545	891,728
Class B	132,104	-
Class C	392,552	-
Institutional Class	978,049	3,180,866
Total	$ 3,659,424	$ 7,505,742

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	24,762,659	19,215,810	$ 360,058,346	$ 233,659,025
Reinvestment of distributions	97,532	223,572	1,322,555	3,181,436
Shares redeemed	(7,800,222)	(13,709,372)	(115,408,820)	(157,952,119)
Net increase (decrease)	17,059,969	5,730,010	$ 245,972,081	$ 78,888,342
Class T
Shares sold	4,789,927	8,131,833	$ 70,930,942	$ 95,627,844
Reinvestment of distributions	52,213	60,899	704,876	862,940
Shares redeemed	(5,456,962)	(9,011,115)	(80,179,338)	(103,753,178)
Net increase (decrease)	(614,822)	(818,383)	$ (8,543,520)	$ (7,262,394)
Class B
Shares sold	411,103	847,048	$ 5,912,591	$ 9,895,192
Reinvestment of distributions	9,456	-	124,824	-
Shares redeemed	(579,952)	(1,301,353)	(8,345,291)	(14,443,188)
Net increase (decrease)	(159,393)	(454,305)	$ (2,307,876)	$ (4,547,996)
Class C
Shares sold	2,109,421	3,739,668	$ 30,534,144	$ 44,290,643
Reinvestment of distributions	26,366	-	348,036	-
Shares redeemed	(1,758,908)	(3,556,959)	(25,144,284)	(39,382,758)
Net increase (decrease)	376,879	182,709	$ 5,737,896	$ 4,907,885

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Institutional Class
Shares sold	10,738,097	15,661,073	$ 159,881,508	$ 194,556,042
Reinvestment of distributions	60,911	187,444	833,868	2,691,703
Shares redeemed	(4,955,925)	(17,141,209)	(74,089,945)	(202,366,201)
Net increase (decrease)	5,843,083	(1,292,692)	$ 86,625,431	$ (5,118,456)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AMPI-USAN-0810
1.801447.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2010